Note 15 - Income Tax - Reconciliation of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Net income (loss) for the year	$ 109,195,551	$ (11,087,643)
Canadian statutory income tax rate	27.00%	26.99%
Expected tax expense (recovery)	$ 29,482,799	$ (2,992,744)
Non-deductible permanent differences	1,985,943	1,584,821
Non-taxable gains on remeasurement of GRC	(16,297,498)	0
Income tax rate differences	2,636	8,541
Change in unrecognized deferred income tax assets	(6,729,078)	1,374,091
Other	566,565	25,291
Tax expense for the year	$ 9,011,367	$ (0)